Income Tax and Deferred Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 96	$ 873	$ 9
Income tax of movements in cash flow hedge transactions	4,989	(175,880)	60,631
Total income tax relating to components of other comprehensive income	$ 5,085	$ (175,007)	$ 60,640